Stock based compensation (Details) - USD ($)				12 Months Ended
	May 12, 2022	Apr. 01, 2022	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock based compensation (Details) [Line Items]
Exercisable options vested term				10 years
Vest period			2 years 11 months 1 day
Granted options vest rate				25.00%
Granted options maximum term				10 years
Cash received					$ 60,562
Compensation cost		$ 556,494			$ 77,020
Shares options outstanding (in Shares)				9,660
Vested share options (in Shares)		6,658.063
Weighted average remaining contractual life					9 years 7 months 13 days
Aggregate intrinsic value					$ 1,164,204	$ 1,988,967
Exercisable aggregate intrinsic value			$ 8,301,210
Stock units (in Shares)				105,000
Share of common stock (in Shares)	1
Vest remaining rate	6.25%
Total RSU’s vested (in Shares)				44,706
Statutory tax withholding (in Shares)				8,719.944
Vested RSUs amount					$ 6,626.813
Employee Stock Option Plan 2014 (“ESOP 2014”) [Member]
Stock based compensation (Details) [Line Items]
Vest period				4 years
Compensation cost				$ 603,882
Shares options outstanding (in Shares)		20,187.576
Weighted average exercise price (in Dollars per share)			$ 285.17
Weighted average remaining contractual life			11 years 4 months 13 days
Aggregate intrinsic value			$ 19,646,241
2022 Employee Restricted Stock Unit Plan (“RSU Plan”) [Member]
Stock based compensation (Details) [Line Items]
Compensation cost				$ 4,669,583
RSUs [Member]
Stock based compensation (Details) [Line Items]
Vest period				1 year 2 months 4 days
Compensation cost				$ 65,871,147
Vested RSUs amount				$ 61,709,849